Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [abstract]
Summary of Debt Securities

	December 31, 2024	December 31, 2023
Government securities	91,797,177	487,641,727
Private securities - Corporate bonds	—	4,682,554
TOTAL	91,797,177	492,324,281

Summary of Derivatives

	December 31, 2024	December 31, 2023
Foreign Currency Forwards	9,270,169	18,588,677
Interest Rate Swaps	593,293	—
Put Options (1)	—	3,191,736
TOTAL	9,863,462	21,780,413
(1)On July 18, 2024, the Bank undertook the bidding process for terminating the liquidity options related to government securities issued by the BCRA and existing in the Bank’s portfolio (Communications “B” 12,847 and “A” 7,546). As a result of such process, put options for a face value of 546,974,473,392 were delivered.The Entity subscribed options according to Communication “A” 7546 issued by the BCRA.

Summary of Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap
The notional amounts of foreign currency forward transactions, stated in US Dollars (US$) and in Euros, as applicable, as well as the base value of interest rate swaps and put options taken are reported below:

	December 31, 2024	December 31, 2023
Foreign Currency Forwards
Foreign currency forward purchases - US$	718,460	169,836
Foreign currency forward sales - US$ (3)	705,015	119,093
Foreign currency forward sales – Euros (3)	3,451	5,500
Interest Rate Swaps
Fixed rate for floating rate (1)	7,044,000	—
Put Options
Put options taken (2)	—	142,183,107
(1)Floating rate: BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.
(2)On July 18, 2024, the Bank undertook the bidding process for terminating the liquidity options related to government securities issued by the BCRA and existing in the Bank’s portfolio (Communications “B” 12,847 and “A” 7,546). As a result of such process, put options for a face value of 546,974,473,392 were delivered.The Entity subscribed options according to Communication “A” 7546 issued by the BCRA.
(3)See note 17.1.

Summary of Equity Instruments

	December 31, 2024	December 31, 2023
BYMA - Bolsas y Mercados Argentinos S.A.	6,062,948	4,723,901
VALO - Banco de Valores de Buenos Aires S.A.	2,092,186	2,300,986
Mutual Funds	749,178	1,615,390
TOTAL	8,904,312	8,640,277